Segments	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segments
3.           Segments
The chief operating decision maker (“CODM”) reviews the Company’s ongoing underwriting operations across two operating segments: Insurance and Reinsurance. In determining how to allocate resources and assess the performance of the Company’s underwriting results, management considers many factors including the nature of the insurance product offered, the risks that are covered and the nature of the client.
•The Insurance segment comprises a specialized portfolio of risks that includes Property, Marine, Asset Backed Finance & Portfolio Credit, Energy, Cyber, Aviation & Aerospace, Political Risk, Violence & Terror, and Other Insurance risks.
•The Reinsurance segment is primarily a property catastrophe book, with a smaller proportion of Retro & Whole Account business.
The Company also has an “Other” category that includes general and administrative expenses and The Fidelis Partnership commissions.
Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 12, Related Party Transactions) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
The following tables summarize the Company’s segment disclosures:

	Three Months Ended March 31, 2026
	Insurance	Reinsurance	Other	Total
Gross premiums written	$1,436.1	$404.3	$—	$1,840.4
Net premiums written	1,004.0	176.3	—	1,180.3
Net premiums earned	514.9	53.6	—	568.5
Losses and loss adjustment expenses	(227.8)	4.0	—	(223.8)
Policy acquisition expenses	(139.2)	(13.3)	(86.8)	(239.3)
General and administrative expenses	—	—	(29.2)	(29.2)
Underwriting income	147.9	44.3		76.2
Net investment income				43.7
Net realized and unrealized investment losses				(1.6)
Corporate and other expenses				(0.4)
Net foreign exchange losses				(0.1)
Financing costs				(14.7)
Income before income taxes				103.1
Income tax benefit				4.9
Net income				$108.0

Losses and loss adjustment expenses incurred - current year	(212.6)	(14.3)		$(226.9)
Losses and loss adjustment expenses incurred - prior accident years	(15.2)	18.3		3.1
Losses and loss adjustment expenses incurred - total	$(227.8)	$4.0		$(223.8)

Underwriting Ratios(1)
Loss ratio - current year	41.2%	26.6%		39.9%
Loss ratio - prior accident years	3.0%	(34.1%)		(0.5%)
Loss ratio - total	44.2%	(7.5%)		39.4%
Policy acquisition expense ratio	27.0%	24.8%		26.8%
Underwriting ratio	71.2%	17.3%		66.2%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				5.1%
Combined ratio				86.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended March 31, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$1,267.0	$455.9	$—	$1,722.9
Net premiums written	808.9	217.5	—	1,026.4
Net premiums earned	511.9	91.1	—	603.0
Losses and loss adjustment expenses	(281.4)	(147.8)	—	(429.2)
Policy acquisition expenses	(148.2)	(19.7)	(78.4)	(246.3)
General and administrative expenses	—	—	(22.0)	(22.0)
Underwriting income/(loss)	82.3	(76.4)		(94.5)
Net investment income				49.5
Net realized and unrealized investment gains				5.9
Net foreign exchange losses				(2.5)
Financing costs				(8.7)
Loss before income taxes				(50.3)
Income tax benefit				7.8
Net loss				$(42.5)

Losses and loss adjustment expenses incurred - current year	(288.9)	(181.1)		$(470.0)
Losses and loss adjustment expenses incurred - prior accident years	7.5	33.3		40.8
Losses and loss adjustment expenses incurred - total	$(281.4)	$(147.8)		$(429.2)

Underwriting Ratios(1)
Loss ratio - current year	56.5%	198.8%		78.0%
Loss ratio - prior accident years	(1.5%)	(36.6%)		(6.8%)
Loss ratio - total	55.0%	162.2%		71.2%
Policy acquisition expense ratio	29.0%	21.6%		27.8%
Underwriting ratio	84.0%	183.8%		99.0%
The Fidelis Partnership commissions ratio				13.0%
General and administrative expense ratio				3.6%
Combined ratio				115.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.